PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
Disclosure of property, plant and equipment
Composition of property and equipment and accumulated depreciation thereon, grouped by major classifications, and changes therein in 2023, are as follows:

	Leasehold improvements	Computers and peripheral equipment	Rented POS devices	Machines and equipment	Total
	US Dollars in thousands
Cost:
Balance as of January 1, 2023	3,956	15,380	606	586	20,528
Additions	13	641	54	-	708
Acquired through business combinations	-	140	-	-	140
Disposals	-	(83)	-	-	(83)
Translation differences	-	(7)	(21)	-	(28)
Balance as of December 31, 2023	3,969	16,071	639	586	21,265

Accumulated depreciation:
Balance as of January 1, 2023	883	12,391	316	270	13,860
Depreciation during the year	311	1,414	237	42	2,004
Disposals	-	(83)	-	-	(83)
Translation differences	-	(2)	(1)	-	(3)
Balance as of December 31, 2023	1,194	13,720	552	312	15,778

Net book value:
As of December 31, 2023	2,775	2,351	87	274	5,487
Composition of property and equipment and accumulated depreciation thereon, grouped by major classifications, and changes therein in 2022, are as follows:
	Leasehold improvements	Computers and peripheral equipment	Rented POS devices	Machines and equipment	Total
	US Dollars in thousands
Cost:
Balance as of January 1, 2022	3,638	6,245	523	547	10,953
Additions	79	1,388	227	39	1,733
Acquired through business combinations	239	8,043	-	-	8,282
Disposals	-	(269)	-	-	(269)
Translation differences	-	(27)	(144)	-	(171)
Balance as of December 31, 2022	3,956	15,380	606	586	20,528

Accumulated depreciation:
Balance as of January 1, 2022	511	3,772	215	230	4,728
Depreciation during the year	372	1,271	113	40	1,796
Disposals	-	(265)	-	-	(265)
Acquisitions during the year	-	7,622	-	-	7,622
Translation differences	-	(9)	(12)	-	(21)
Balance as of December 31, 2022	883	12,391	316	270	13,860

Net book value:
As of December 31, 2022	3,073	2,989	290	316	6,668
Composition of property and equipment and accumulated depreciation thereon, grouped by major classifications, and changes therein in 2021, are as follows:

	Leasehold improvements	Computers and peripheral equipment	Rented POS devices	Machines and equipment	Total
	US Dollars in thousands
Cost:
Balance as of January 1, 2021	2,452	4,889	407	450	8,198
Additions	1,186	1,372	100	97	2,755
Acquired through business combinations		3	-	-	3
Disposals	-	(26)	-	-	(26)
Translation differences	-	7	16	-	23
Balance as of December 31, 2021	3,638	6,245	523	547	10,953

Accumulated depreciation:
Balance as of January 1, 2021	289	2,646	154	62	3,151
Depreciation during the year	222	1,148	61	168	1,599
Disposals	-	(26)	-	-	(26)
Translation differences	-	4	-	-	4
Balance as of December 31, 2021	511	3,772	215	230	4,728

Net book value:
As of December 31, 2021	3,127	2,473	308	317	6,225